Stock-Based Compensation - ESPP (Details) - Employee Stock Purchase Plan - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2014
Stock-Based Compensation
Discount on purchase of common stock (as a percent)	5.00%
Maximum percentage of payroll deductions on eligible compensation	10.00%
Maximum stock purchases by employees, value	$ 25,000
Maximum stock purchases by employees (in shares)	1,000
Shares purchased by employees under the ESPP (in shares)	1,000,000	1,000,000	1,200,000
Common stock reserved and approved for issuance under the plan (in shares)				25,000,000
Shares available for purchase (in shares)	19,800,000	20,800,000	21,800,000